                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and the Board of Trustees of Reserve Institutional Trust - Primary Institutional Fund:

         We have audited the accompanying statement of net assets of the Primary Institutional Fund (one of the series constituting Reserve Institutional Trust) as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the period January 21, 1997 (commencement of operations) to May 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Primary Institutional Fund of Reserve Institutional Trust as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the period January 21, 1997 (commencement of operations) to May 31, 1997, in conformity with generally accepted accounting principles.


                                                       COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

            RESERVE INSTITUTIONAL TRUST - PRIMARY INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS - MAY 31, 1997


REPURCHASE                                                            %              DAYS TO                VALUE
AGREEMENTS - 99.67%                                                 RATE             MATURITY              (NOTE 1)
-------------------                                                 ----             --------              --------

GNMA 7.70% due 5/15/32 (Repo with DLJ
Securities Corporation dated May 30, 1997 resale
amount $2,000,933)
Primary Institutional Fund Investments - (99.67%)
(Cost $2,000,000)                                                   5.60                3                   $2,000,933

Other assets, less liabilities - (.33%)                                                                          6,704
                                                                                                            ----------

NET ASSETS (100%) equivalent to $1.00 net
asset value, offering and redemption prices
per share based on 2,007,637 class B shares of
beneficial interest $.001 par value
outstanding                                                                                                 $2,007,637
                                                                                                            ==========






                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                           PRIMARY INSTITUTIONAL FUND
                            STATEMENT OF OPERATIONS


                                                                  JANUARY 21, 1997
                                                                  (COMMENCEMENT OF
                                                                   OPERATIONS) TO
                                                                    MAY 31, 1997
                                                                    ------------

             INTEREST INCOME (Note 1)                                 $ 39,090
                                                                      --------
             EXPENSES (Note 2)
             Comprehensive fee                                           3,446

             Less: voluntary waiver                                       (151)
                                                                      --------
             Net Expenses                                                3,295
                                                                      --------

             NET INVESTMENT INCOME                                    $ 35,795
                                                                      ========









                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                           PRIMARY INSTITUTIONAL FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                     JANUARY 21, 1997
                                                                     (COMMENCEMENT OF
                                                                      OPERATIONS) TO
                                                                       MAY 31, 1997
                                                                       ------------
 INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT OPERATIONS:
   Net investment income paid to
         shareholders as dividends (Note 1)                                $  (35,795)
                                                                           ----------
   FROM CAPITAL SHARE TRANSACTIONS (at net
         asset value of $1 per share):
    Net proceeds from the sale
         of shares                                                          2,876,422
    Net asset value of shares issued
         on reinvestment of dividends                                          35,795
                                                                           ----------

         Subtotal                                                           2,912,217
   Cost of shares redeemed                                                   (904,580)
                                                                           ----------
   Net increase from capital share transactions and
         from investment operations                                         2,007,637
 NET ASSETS:
   Beginning of period                                                              0
                                                                           ----------
   End of period                                                           $2,007,637
                                                                           ==========









                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                           PRIMARY INSTITUTIONAL FUND
                         NOTES TO FINANCIAL STATEMENTS



(1)       SIGNIFICANT ACCOUNTING POLICIES:

          The Primary Institutional Fund, a series of Reserve Institutional Trust, (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

          A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series with three classes of shares, Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds. These financial statements and notes apply only to the Primary Institutional Fund - Class B.

          B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

          C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

          E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

                          RESERVE INSTITUTIONAL TRUST
                           PRIMARY INSTITUTIONAL FUND
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)



(2)       MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH
          AFFILIATES:

          Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Funds at an annual rate of .25% Class A, .45% Class B (as amended February 3,
          1997) and .75% Class C of the average daily net assets of each of the Funds. At May 31, 1997, RMCI waived a portion of its comprehensive fee. For the year ended May 31, 1997, the Primary Institutional Fund had accrued expenses due to RMCI of 2,337.

(3)       DISTRIBUTION ASSISTANCE

          Pursuant to a Plan of Distribution under Rule 12b-1, subject to the Fund's expense limitations, Class B shares will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolio.

(4)       MANAGEMENT'S USE OF ESTIMATES

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(5)       COMPONENTS OF NET ASSETS

          At 5/31/97, the Primary Institutional Fund's net assets consisted of $2,008 par value and $2,005,629 paid-in-capital.

                          RESERVE INSTITUTIONAL TRUST
                           PRIMARY INSTITUTIONAL FUND
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


(6) SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):


                                                                  JANUARY 21, 1997
                                                                  (COMMENCEMENT OF
                                                                   OPERATIONS) TO
                                                                    MAY 31, 1997
                                                                    ------------
PRIMARY INSTITUTIONAL FUND
--------------------------

Net asset value, beginning of period                                  $1.0000
                                                                      -------
Income from investment operations                                       .0196
Expenses (3)                                                            .0017
                                                                      -------
Net investment income (1)                                               .0179
Dividends from net investment income (1)                               (.0179)
                                                                      =======

Net asset value, end of period                                        $1.0000
Total Return                                                             4.95%(2)

RATIOS/SUPPLEMENTAL DATA
------------------------

Net assets in thousands, end of period                                  2,008
Ratio of expenses to average net
     assets (3)                                                           .48%(2)
Ratio of net investment income
     to average net assets                                               5.18%(2)



           1) Based on compounding of daily dividends. Not indicative of future results.

           2)   Annualized.

           3) During the period the manager waived a portion of its comprehensive fee. If there were no reduction the actual fee would have been .02% higher.


                              -------------------

                            FEDERAL TAX INFORMATION

           The dividends distributed by the Primary Institutional Fund are treated for Federal tax purposes as ordinary income.